UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21328

                 -----------------------------------------------

                             SMA Relationship Trust

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                                Bruce Leto, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA 215-564

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

    [LOGO OF UBS] UBS Global Asset Management

    SMA RELATIONSHIP TRUST

    SERIES T
    SERIES M

    SEMIANNUAL REPORT
    JUNE 30, 2005

TABLE OF CONTENTS

SMA RELATIONSHIP TRUST--SERIES T
   Letter to Shareholders                                         1
   Performance At A Glance and Industry Diversification           4
   Expense Example                                                5

SMA RELATIONSHIP TRUST--SERIES M
   Letter to Shareholders                                         6
   Performance At A Glance and Industry Diversification           9
   Expense Example                                               10

SCHEDULE OF INVESTMENTS
   SMA Relationship Trust--Series T                              11
   SMA Relationship Trust--Series M                              12

STATEMENT OF ASSETS AND LIABILITIES                              16

STATEMENT OF OPERATIONS                                          17

STATEMENTS OF CHANGES IN NET ASSETS                              18

FINANCIAL HIGHLIGHTS
   SMA Relationship Trust--Series T                              19
   SMA Relationship Trust--Series M                              20

NOTES TO FINANCIAL STATEMENTS                                    21

GENERAL INFORMATION                                              26

SMA RELATIONSHIP TRUST--SERIES T

August 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for Series T (the "Fund"), a series of SMA Relationship Trust, for the six months ended June 30, 2005.

PERFORMANCE

Over the six months ended June 30, 2005, the Fund returned 1.53%. During the same period, its benchmarks, the Lehman Brothers U.S. Credit Index and the Lehman Brothers MBS Fixed Rate Index, returned 2.49% and 2.15%, respectively. (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For more on the Fund's performance, see "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER JOSEPH PRATT

Q: CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising short-term interest rates, a mixed job market and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a solid 3.8% gain in the fourth quarter of 2004, gross domestic product (GDP) was again 3.8% in the first quarter of 2005. Advance estimates for second quarter GDP growth were 3.4%, a slight decline.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: As expected, the Fed continued to raise interest rates in an attempt to temper growth and ward off a potential increase in inflation. After five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds four additional times during the reporting period. The Fed's nine rate hikes have driven the federal funds rate from 1.00% to 3.25%.

   Coinciding with its last rate hike in June 2005, the Fed said, "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained." The Fed also said it expected to raise rates at a "measured" pace, which it did by raising rates another 0.25% to 3.50% on August 9, after the period closed.

--------------------------------------------------------------------------------
SMA RELATIONSHIP TRUST--SERIES T

INVESTMENT GOAL:

Maximum total return, consisting of income and capital appreciation.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Joseph C. Pratt UBS
Global Asset Management (US) Inc.

COMMENCEMENT:

October 9, 2003

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES T

Q: HOW DID YOU VIEW THE CORPORATE BOND MARKET DURING THE PERIOD, AND HOW DID YOU
   POSITION THE CORPORATE BOND PORTION OF THE PORTFOLIO?

A: Our in-depth research and analysis led us to believe the corporate market was overvalued during much of the reporting period. While market fundamentals continued to improve, in our opinion, the tight spreads did not compensate for the associated risks. We also remained concerned that dividend payouts, share buybacks and acquisitions would continue to trend upward, all of which would benefit shareholders rather than debt holders. As a result, the Fund maintained a defensive posture, focusing on the five-to seven-year portion of the yield curve.

Q: WHAT WAS YOUR POSITIONING IN THE MORTGAGE SECTOR?

A: After a strong start early in the year, the US securitized markets stalled, faced with increasing concerns of a correction in real estate and widening spreads. Nonetheless, by the end of the six-month reporting period, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) all delivered positive returns and outperformed US Treasuries.

   Our strategy in this environment was to maintain a defensive, or short, duration posture. We searched for issues with high-quality cash flows that investors had overlooked due to concerns regarding the issuer or collateral type. We also continued to favor floating-rate and shorter-duration bonds, as our research showed that the additional yield from longer-term bonds didn't justify the increased credit and interest rate risks.

   During the reporting period, the Fund did well with its more seasoned, 6% and 6-1/2% coupon MBS, as these pools become harder to find. We began to favor adjustable-rate mortgage (ARM) pools over fixed rate pools, as we believe ARMs are better positioned to benefit from a rising rate environment. In the ABS sector, we found fixed-rate, second lien home equity loan pools to be attractive because they tend to perform rather predictably in a rising rate environment. In CMBS, we focused on opportunities in the secondary market. In our view, CMBS offered a compelling risk-return profile and greater opportunities at the issue-specific level.

--------------------------------------------------------------------------------
2

SMA RELATIONSHIP TRUST--SERIES T

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
SMA Relationship Trust -- Series T
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Joseph C. Pratt

Joseph C. Pratt, CFA
Portfolio Management Team Member
SMA Relationship Trust -- Series T
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended June 30, 2005. The views and opinions in the letter were current as of August 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses and more current performance for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES T

PERFORMANCE AT A GLANCE (UNAUDITED)

                                                 6 MONTHS            1 YEAR            10/9/03*
                                                   ENDED              ENDED               TO
                                                  6/30/05            6/30/05           6/30/05
-----------------------------------------------------------------------------------------------
SMA Relationship Trust -- Series T                 1.53%              5.80%              4.41%
-----------------------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Index                  2.49               8.15               5.81
-----------------------------------------------------------------------------------------------
Lehman Brothers MBS Fixed Rate Index               2.15               6.14               4.94
===============================================================================================

* Performance inception date of SMA Relationship Trust - Series T.
  Total returns for periods of less than one year have not been annualized. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not an indication of future results.

INDUSTRY DIVERSIFICATION
AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2005 (UNAUDITED)

Investment Companies                                  98.68%
============================================================
Total Investments                                     98.68
------------------------------------------------------------
Cash and other assets, less liabilities                1.32
============================================================
Net Assets                                           100.00%
============================================================

--------------------------------------------------------------------------------
4

SMA RELATIONSHIP TRUST--SERIES T

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including program fees; and (2) ongoing costs, including management fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs
(as applicable), such as program fees. Therefore, the second line in the table is useful in comparing on-going costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING             ENDING           EXPENSES PAID
                                             ACCOUNT VALUE        ACCOUNT VALUE       DURING PERIOD*
                                            JANUARY 1, 2005       JUNE 30, 2005      1/1/05 - 6/30/05
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000.00           $1,015.30              $0.00
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        1,000.00            1,024.79               0.00
=====================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period). UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the operating expenses of the Fund.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

August 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for Series M (the "Fund"), a series of SMA Relationship Trust, for the six months ended June 30, 2005.

PERFORMANCE

Over the six months ended June 30, 2005, the Fund returned 2.43%, compared with the 2.89% return of its benchmark, the Lehman Brothers Municipal Bond Index (the "Index"). (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For more on the Fund's performance, see "Performance At A Glance" on page 9.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q: CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising short-term interest rates, a mixed job market and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a solid 3.8% gain in the fourth quarter of 2004, gross domestic product (GDP) was again 3.8% in the first quarter of 2005. Advance estimates for second quarter GDP growth were 3.4%, a slight decline.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: As expected, the Federal Reserve Board (the "Fed") continued to raise interest rates in an attempt to temper growth and ward off a potential increase in inflation. After five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds four additional times during the reporting period. The Fed's nine rate hikes since the start of the current tightening cycle have driven the federal funds rate from 1.00% to 3.25%.

   Coinciding with its last rate hike in June 2005, the Fed said, "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained." The Fed also said it expected to raise rates at a "measured" pace, which it did by raising rates another 0.25% to 3.50% on August 9, after the period closed.

--------------------------------------------------------------------------------
SMA RELATIONSHIP TRUST--SERIES M

INVESTMENT GOAL:

Total return consisting of capital appreciation and current income exempt from federal income tax.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Elbridge T. Gerry and Andrew I. Clinton UBS Global Asset Management (US) Inc.

COMMENCEMENT:

October 8, 2003

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6

SMA RELATIONSHIP TRUST--SERIES M

Q: HOW DID YOU MANAGE THE FUND OVER THE REPORTING PERIOD?

A: Given our expectation that yields would continue to rise in concert with the Fed's tightening cycle, we maintained a defensive posture during the reporting period with a duration slightly shorter than that of the Index. From a yield curve perspective, we maintained a barbell strategy, with relative overweights to cash and longer-term securities, coupled with an underweight to the two- to six-year portion of the curve.

Q: DID THE FUND HAVE ANY EXPOSURE TO THE HEALTHCARE SECTOR?

A: Given declining government reimbursements, we remained negative on the healthcare sector in general. However, using our extensive research capabilities, we identified a number of securities that offered attractive yields and, we believe, more than compensate investors for the potential risks. An example of one such holding was Kaiser Permanente, a California-based healthcare system. During the reporting period, Standard & Poor's upgraded its municipal bonds from A to A+.

Q: WHICH AREAS DID YOU EMPHASIZE FROM A REGIONAL STANDPOINT?

A: We focused on states that we believed are exhibiting improved fiscal health and whose municipal bonds were attractively valued. For example, throughout the period, we continued to have an exposure to the California exempt market. Following its financial crisis in 2003, there have been considerable improvements in the state's fiscal situation. In addition, during the reporting period, California's amnesty program generated approximately $1 billion in tax revenues, allowing it to further shrink its budget shortfall. In general, the state's municipal securities have performed well. Given this appreciation, we believe certain segments of the California market have become less attractive, including bonds in the two- to eight-year portion of the curve. However, we continued to feel that the longer-term bonds are attractively priced.

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
SMA Relationship Trust -- Series M
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Elbridge T. Gerry

Elbridge T. Gerry
Portfolio Management Team Member
SMA Relationship Trust -- Series M
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Andrew I. Clinton

Andrew I. Clinton
Portfolio Management Team Member
SMA Relationship Trust -- Series M
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended June 30, 2005. The views and opinions in the letter were current as of August 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses and more current performance for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
8

SMA RELATIONSHIP TRUST--SERIES M

PERFORMANCE AT A GLANCE (UNAUDITED)

                                                     6 MONTHS               1 YEAR              10/8/03*
                                                       ENDED                 ENDED                 TO
                                                      6/30/05               6/30/05             6/30/05
--------------------------------------------------------------------------------------------------------
SMA Relationship Trust -- Series M                     2.43%                 7.01%               4.93%
--------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                   2.89                  8.24                5.65
========================================================================================================

*  Performance inception date of SMA Relationship Trust -- Series M.
   Total returns for periods of less than one year have not been annualized. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not an indication of future results.

SUMMARY OF MUNICIPAL SECURITIES BY STATE
AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2005 (UNAUDITED)

==========================================================
   Arizona                                           2.05%
----------------------------------------------------------
   California                                       29.06
----------------------------------------------------------
   Georgia                                           2.89
----------------------------------------------------------
   Illinois                                          1.33
----------------------------------------------------------
   Kansas                                            1.04
----------------------------------------------------------
   Massachusetts                                    11.65
----------------------------------------------------------
   Michigan                                         10.18
----------------------------------------------------------
   Missouri                                          2.04
----------------------------------------------------------
   New Jersey                                        6.97
----------------------------------------------------------
   New Mexico                                        1.33
----------------------------------------------------------
   New York                                         10.53
----------------------------------------------------------
   North Carolina                                    4.48
----------------------------------------------------------
   Ohio                                              1.07
----------------------------------------------------------
   Puerto Rico                                       1.49
----------------------------------------------------------
   Texas                                            15.49
----------------------------------------------------------
   Washington                                        6.72
----------------------------------------------------------
Total Municipal Notes & Bonds                      108.32
==========================================================
Investment Company                                   0.34
----------------------------------------------------------
Total Investments                                  108.66
----------------------------------------------------------
Liabilities, in excess of cash and other assets     (8.66)
==========================================================
Net Assets                                         100.00%
==========================================================

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including program fees; and (2) ongoing costs, including management fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as program fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING            ENDING           EXPENSES PAID
                                             ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*
                                            JANUARY 1, 2005     JUNE 30, 2005       1/1/05 - 6/30/05
----------------------------------------------------------------------------------------------------
Actual                                         $1,000.00          $1,024.30              $0.00
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        1,000.00           1,024.79               0.00
====================================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period.) UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the operating expenses of the Fund.

--------------------------------------------------------------------------------
10

SMA RELATIONSHIP TRUST--SERIES T

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                      SHARES               VALUE
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--98.68%
----------------------------------------------------------------------------------------------------
UBS Corporate Bond Relationship Fund                                 10,616,224         $118,940,987
----------------------------------------------------------------------------------------------------
UBS U.S. Securitized Mortgage Relationship Fund                      19,105,415          226,970,425
----------------------------------------------------------------------------------------------------
Total Investment Companies
   (Cost $335,672,901)                                                                   345,911,412
====================================================================================================
Total Investments--98.68% (Cost $335,672,901)                                            345,911,412
----------------------------------------------------------------------------------------------------
Cash and other assets, less liabilities--1.32%                                             4,609,832
----------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                     $350,521,244
====================================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $335,672,900; and net unrealized appreciation consisted of:

Gross unrealized appreciation        $10,238,511
Gross unrealized depreciation                 --
                                     -----------
   Net unrealized appreciation       $10,238,511
                                     ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                                                     FACE
                                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--108.32%
-------------------------------------------------------------------------------------------------------------------------------

ARIZONA--2.05%
-------------------------------------------------------------------------------------------------------------------------------
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.13%, 01/01/27      $ 3,465,000       $  3,711,396
===============================================================================================================================

CALIFORNIA--29.06%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Revenue Bonds, 3.88%, 04/01/32(a)           5,000,000          5,088,900
-------------------------------------------------------------------------------------------------------------------------------
La Mesa General Obligation Bonds, 5.25%, 08/01/34                                                  3,320,000          3,606,582
-------------------------------------------------------------------------------------------------------------------------------
Long Beach Unified School District General Obligation Bonds, 5.25%, 08/01/23                       1,920,000          2,120,026
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles County Public Works Financing Authority Revenue Bonds, 5.00%, 03/01/12                   695,000            767,808
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/18                             3,000,000          3,283,230
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/24                             1,000,000          1,055,570
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/30                             8,000,000          8,442,320
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water & Power Revenue Bonds, 5.25%, 07/01/13                             2,000,000          2,225,200
-------------------------------------------------------------------------------------------------------------------------------
Metropolitan Water District Southern California Water Works Revenue Bonds, 5.00%, 10/01/29         3,670,000          3,933,653
-------------------------------------------------------------------------------------------------------------------------------
Sacramento City Unified School District General Obligation Bonds, 5.00%, 07/01/30                  5,000,000          5,383,250
-------------------------------------------------------------------------------------------------------------------------------
Sacramento County Sanitation District Financing Authority Revenue Bonds, 5.00%, 12/01/27           8,045,000          8,491,095
-------------------------------------------------------------------------------------------------------------------------------
San Diego Unified School District General Obligation Bonds, 5.00%, 07/01/28                        1,000,000          1,071,850
-------------------------------------------------------------------------------------------------------------------------------
San Jose Unified School District Santa Clara County General Obligation Bonds, 5.00%, 08/01/24      4,295,000          4,641,048
-------------------------------------------------------------------------------------------------------------------------------
Walnut Energy Center Authority Revenue Bonds, 5.00%, 01/01/18                                      2,275,000          2,471,788
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     52,582,320
===============================================================================================================================

GEORGIA--2.89%
-------------------------------------------------------------------------------------------------------------------------------
Georgia State General Obligation Bonds, 4.75%, 06/01/28                                            5,000,000          5,236,050
===============================================================================================================================

ILLINOIS--1.33%
-------------------------------------------------------------------------------------------------------------------------------
Will County Community School District General Obligation Bonds, 2.98%,01/01/12(b)                  3,060,000          2,403,232
===============================================================================================================================

--------------------------------------------------------------------------------
12

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                                                     FACE
                                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

KANSAS--1.04%
-------------------------------------------------------------------------------------------------------------------------------
Kansas State Development Finance Authority Revenue Bonds, 5.00%, 04/01/23                        $ 1,750,000       $  1,879,395
===============================================================================================================================

MASSACHUSETTS--11.65%
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds, 5.00%, 08/01/12                                      9,270,000         10,198,576
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds, 5.00%, 03/01/22                                      4,000,000          4,311,280
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts State General Obligation Bonds, 6.00%, 02/01/15                                      1,025,000          1,158,763
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 07/01/23(e)    2,300,000          2,609,051
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Revenue Bonds, 5.63%, 08/01/14                       2,490,000          2,812,106
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     21,089,776
===============================================================================================================================

MICHIGAN--10.18%
-------------------------------------------------------------------------------------------------------------------------------
Birmingham City School District General Obligation Bonds, 5.00%, 11/01/28                          2,000,000          2,143,160
-------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Revenue Bonds, 5.00%, 06/01/15                                   6,290,000          6,965,231
-------------------------------------------------------------------------------------------------------------------------------
Michigan State Hospital Finance Authority Revenue Bonds, 5.00%, 05/01/12                           2,500,000          2,710,300
-------------------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund Limited Obligation Revenue Bonds, 7.10%, 02/01/06                      390,000            395,737
-------------------------------------------------------------------------------------------------------------------------------
University of Michigan Revenue Bonds, 2.25%, 12/01/21(a)                                           6,200,000          6,200,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     18,414,428
===============================================================================================================================

MISSOURI--2.04%
-------------------------------------------------------------------------------------------------------------------------------
University of Missouri Revenue Bonds, 2.29%, 11/01/30(a)                                           3,700,000          3,700,000
===============================================================================================================================

NEW JERSEY--6.97%
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/13                          10,000,000         11,233,600
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Revenue Bonds, 5.38%, 06/15/14                           1,240,000          1,374,180
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12,607,780
===============================================================================================================================

NEW MEXICO--1.33%
-------------------------------------------------------------------------------------------------------------------------------
New Mexico State Finance Authority Revenue Bonds, 5.25%, 06/15/20                                  2,160,000          2,399,350
===============================================================================================================================

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                                                     FACE
                                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

NEW YORK--10.53%
-------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority: Prerefunded Mental Health Facilities Revenue Bonds,
   5.25%, 02/15/15                                                                               $   850,000       $    961,911
-------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority:Unrefunded Mental Health Facilities Revenue Bonds,
   5.25%, 02/15/15                                                                                   150,000            165,920
-------------------------------------------------------------------------------------------------------------------------------
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/27                       4,400,000          4,738,756
-------------------------------------------------------------------------------------------------------------------------------
New York, NY General Obligation Bonds, 5.00%, 04/01/12                                             5,000,000          5,434,800
-------------------------------------------------------------------------------------------------------------------------------
New York, NY General Obligation Bonds, 5.00%, 06/01/16                                             6,110,000          6,674,075
-------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.25%, 11/15/30                                1,000,000          1,080,780
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     19,056,242
===============================================================================================================================

NORTH CAROLINA--4.48%
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 6.40%, 01/01/21          1,000,000          1,241,660
-------------------------------------------------------------------------------------------------------------------------------
State of North Carolina General Obligation Bonds, 4.00%, 03/01/24                                  7,000,000          6,873,090
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      8,114,750
===============================================================================================================================

OHIO--1.07%
-------------------------------------------------------------------------------------------------------------------------------
Columbus General Obligation Bonds, 5.00%, 07/01/22                                                 1,780,000          1,927,455
===============================================================================================================================

PUERTO RICO--1.49%
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Revenue Bonds, 5.00%, 07/01/35                                2,500,000          2,698,025
===============================================================================================================================

TEXAS--15.49%
-------------------------------------------------------------------------------------------------------------------------------
City of Brownsville General Obligation Bonds, 4.32%, 02/15/11(b)                                   3,575,000          2,645,107
-------------------------------------------------------------------------------------------------------------------------------
Harris County Health Facilities Development Authority Revenue Bonds, 2.32%, 10/01/29(a)              250,000            250,000
-------------------------------------------------------------------------------------------------------------------------------
Houston Utility System Revenue Bonds, 5.25%, 05/15/25                                              3,000,000          3,261,330
-------------------------------------------------------------------------------------------------------------------------------
Keller Independent School District General Obligation Bonds, 5.00%, 08/15/30                      12,125,000         12,917,733
-------------------------------------------------------------------------------------------------------------------------------
North Central Health Facilities Development Corp. Revenue Bonds, 2.30%, 10/01/15(a)                  150,000            150,000
-------------------------------------------------------------------------------------------------------------------------------
San Antonio General Obligation Bonds, 4.75%, 02/01/23                                              2,640,000          2,733,403
-------------------------------------------------------------------------------------------------------------------------------
San Antonio General Obligation Bonds, 5.25%, 08/01/10(c)(d)                                        2,550,000          2,726,052
-------------------------------------------------------------------------------------------------------------------------------
University of Texas Permanent University Fund Revenue Bonds, 5.00%, 07/01/15                       3,000,000          3,350,190
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     28,033,815
===============================================================================================================================

--------------------------------------------------------------------------------
14

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                                                                     FACE
                                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------------

WASHINGTON--6.72%
-------------------------------------------------------------------------------------------------------------------------------
Energy NorthWest Washington Electric Revenue Bonds, 5.00%, 07/01/14                              $11,000,000       $ 12,157,420
===============================================================================================================================
Total Municipal Notes and Bonds (Cost $192,810,450)                                                                 196,011,434
===============================================================================================================================

                                                                                                     SHARES
INVESTMENT COMPANY--0.34%
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Tax Free Money Market Fund, yield of 2.05% (Cost $616,481)                                  616,481            616,481
-------------------------------------------------------------------------------------------------------------------------------
Total Investments--108.66%
   (Cost $193,426,931)                                                                                              196,627,915
-------------------------------------------------------------------------------------------------------------------------------
Liabilities, in excess of cash and other assets--(8.66)%                                                            (15,671,134)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                                                $180,956,781
===============================================================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $193,426,931, and net unrealized appreciation consisted of:

Gross unrealized appreciation          $3,292,554
Gross unrealized depreciation             (91,570)
                                       ----------
   Net unrealized appreciation         $3,200,984
                                       ==========

(a) Reflects rate at June 30, 2005 on variable coupon rate instruments.
(b) Reflects annualized yield at June 30, 2005 on zero coupon bonds.
(c) Security is illiquid. This transaction amounted to $2,726,052 or 1.51% of net assets.
(d) Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(e) This security was pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS

SMA Relationship Trust--Series M had the following open futures contracts as of June 30, 2005:

                                                                             CURRENT         UNREALIZED
                                   EXPIRATION DATE          PROCEEDS          VALUE         DEPRECIATION
--------------------------------------------------------------------------------------------------------
INDEX FUTURE SALE CONTRACTS:
--------------------------------------------------------------------------------------------------------
US Long Bond, 335 contracts        September 2005          $39,177,114     $39,781,250       $(604,136)
========================================================================================================

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at June 30, 2005 was $2,609,051.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                                                       Series T               Series M
-----------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities of unaffiliated issuers, at value
   (Cost $0 and $193,426,931, respectively)                                         $     --                $196,627,915
------------------------------------------------------------------------------------------------------------------------
Investments in securities of affiliated issuers, at value
   (Cost $335,672,901 and $0, respectively)                                          345,911,412                 --
------------------------------------------------------------------------------------------------------------------------
Cash                                                                                   2,603,219                 --
------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                       --                   1,987,514
------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                        2,693,732               4,464,925
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         351,208,363             203,080,354
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                                         --                  21,408,709
------------------------------------------------------------------------------------------------------------------------
Payable for fund shares redeemed                                                         687,119                 401,106
------------------------------------------------------------------------------------------------------------------------
Variation margin payable                                                                  --                     198,906
------------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                     --                     114,852
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        687,119              22,123,573
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $350,521,244            $180,956,781
------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                    35,040,805              17,479,317
------------------------------------------------------------------------------------------------------------------------
Net asset value                                                                     $      10.00            $      10.35
========================================================================================================================
NET ASSETS CONSIST OF:

Beneficial interest shares                                                          $346,685,552            $178,549,733
------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)                                (7,440,100)                198,547
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) from investment and futures transactions          1,037,281                (388,347)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                      10,238,511               2,596,848
========================================================================================================================
NET ASSETS                                                                          $350,521,244            $180,956,781
========================================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

SMA RELATIONSHIP TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                        Series T               Series M
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                              $    --                 $2,645,619
------------------------------------------------------------------------------------------------------------------------
Total income                                                                               --                  2,645,619
========================================================================================================================
EXPENSES:

Advisory fee                                                                             410,370                 181,354
------------------------------------------------------------------------------------------------------------------------
Expenses waived by advisor                                                              (410,370)               (181,354)
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      --                  2,645,619
------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT ACTIVITIES:

Net realized gain (loss) from:
Investments                                                                            2,720,196*                (82,856)
------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                                          --                   (345,837)
------------------------------------------------------------------------------------------------------------------------
Net change in net unrealized appreciation (depreciation) of:
Investments                                                                            2,994,871*              2,374,606
------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                                          --                   (604,136)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                            5,715,067*              1,341,777
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $5,715,067              $3,987,396
========================================================================================================================

* Realized and unrealized gains are from affiliated transactions.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the six months ended
                                                      June 30, 2005                           For the year ended
                                                       (unaudited)                             December 31, 2004
                                            ---------------------------------         ---------------------------------
                                              Series T             Series M             Series T             Series M
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                       $     --             $  2,645,619         $     --             $  1,786,693
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from
   investment transactions                     2,720,196              (82,856)           1,013,026               40,346
-----------------------------------------------------------------------------------------------------------------------
Net realized loss from
   futures transactions                           --                 (345,837)              --                    --
-----------------------------------------------------------------------------------------------------------------------
Net change in net unrealized
   appreciation (depreciation) of:
Investments                                    2,994,871            2,374,606            6,853,300              649,463
-----------------------------------------------------------------------------------------------------------------------
Futures                                           --                 (604,136)              --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                   5,715,067            3,987,396            7,866,326            2,476,502
-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                         (7,512,166)          (2,450,431)          (8,213,450)          (1,799,121)
-----------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Shares sold                                  163,782,092           94,250,328          256,203,678          102,963,101
-----------------------------------------------------------------------------------------------------------------------
Shares redeemed                              (74,166,783)         (19,642,784)         (36,773,311)         (20,569,252)
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from beneficial interest
   transactions                               89,615,309           74,607,544          219,430,367           82,393,849
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                    87,818,210           76,144,509          219,083,243           83,071,230
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                          262,703,034          104,812,272           43,619,791           21,741,042
-----------------------------------------------------------------------------------------------------------------------
End of period                               $350,521,244         $180,956,781         $262,703,034         $104,812,272
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
   net investment income (loss)             $ (7,440,100)        $    198,547         $     72,066         $      3,359
=======================================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18

SMA RELATIONSHIP TRUST--SERIES T

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                                       For the
                                                     Six Months         For the            For the
                                                       Ended          Year Ended        Period Ended
                                                   June 30, 2005      December 31,      December 31,
                                                    (unaudited)           2004              2003*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.07        $    10.09          $  10.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                      --                --                --
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
   investment transactions                                  0.15              0.46              0.15
----------------------------------------------------------------------------------------------------
Total increase from investment operations                   0.15              0.46              0.15
----------------------------------------------------------------------------------------------------
LESS DIVIDENDS:

From net investment income                                 (0.22)            (0.48)            (0.06)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.00          $  10.07           $ 10.09
----------------------------------------------------------------------------------------------------
Total return@                                               1.53%             4.55%             1.50%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)                     $350,521          $262,703           $43,620
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                    0.25%**           0.25%             0.25%**
----------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                     0.00%**           0.00%             0.00%**
----------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets:
Before expense reimbursement and waivers                   (0.25)%**         (0.25)%           (0.25)%**
----------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                     0.00%**           0.00%             0.00%**
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       17%               15%                1%
====================================================================================================

 * For the period October 9, 2003 (commencement of investment operations) through December 31, 2003.
** Annualized
 @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included.
   Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST--SERIES M

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                                      For the
                                                     Six Months         For the           For the
                                                       Ended          Year Ended        Period Ended
                                                   June 30, 2005      December 31,      December 31,
                                                    (unaudited)          2004              2003*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.27          $  10.15           $ 10.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                       0.19              0.32++            0.05++
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
   investment transactions                                  0.06              0.10              0.13
----------------------------------------------------------------------------------------------------
Total increase from investment operations                   0.25              0.42              0.18
----------------------------------------------------------------------------------------------------
LESS DIVIDENDS:

From net investment income                                 (0.17)            (0.30)            (0.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.35          $  10.27           $ 10.15
----------------------------------------------------------------------------------------------------
Total return@                                               2.43%             4.18%             1.83%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)                     $180,957          $104,812           $21,741
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                    0.25%**           0.25%             0.25%**
----------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                     0.00%**           0.00%             0.00%**
----------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets:
Before expense reimbursement and waivers                    3.65%**           3.11%             2.07%**
----------------------------------------------------------------------------------------------------
After expense reimbursement and waivers                     3.90%**           3.36%             2.32%**
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      102%              180%               85%
====================================================================================================

 * For the period October 8, 2003 (commencement of investment operations) through December 31, 2003.
** Annualized.
++ The net investment income per share data was determined by using average shares outstanding throughout the period.
 @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

SMA Relationship Trust (the "Trust") is an open end, investment company registered under the Investment Company Act of 1940, as amended. The Trust has two separate investment portfolios available for investment, each having its own investment objectives and policies: Series T and Series M (the "Funds"). The investment objective of Series T is to maximize total return, consisting of income and capital appreciation by investing in affiliated investment companies. Series M's investment objective is to seek total return, consisting of capital appreciation and current income exempt from federal income tax. Series M pursues its investment objective by investing primarily in municipal bonds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of losses to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A) VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees (the "Board"). Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date basis. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

C) DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

D) FUTURES CONTRACTS--Series M may purchase or sell municipal bond index futures contracts, municipal debt futures contracts and interest rate futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or equalize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statements of operations reflect net realized and net unrealized gains and losses on these contracts.

E) CONCENTRATION OF RISK--The ability of the issuers of debt securities held by Series M to meet their obligations may be affected by economic and political developments particular to a specific state or region.

2. FEDERAL TAX STATUS

The policy of each Fund is to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no provision for federal income taxes is required.

At December 31, 2004, Series T had the following capital loss carryforwards for federal income tax purposes available to offset future net capital gains amounting to $1,495,769 expiring on December 31, 2012.

At December 31, 2004, Series M had no capital loss carryforwards to offset current year gains.

--------------------------------------------------------------------------------
22

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Post-October losses are deemed to arise on the first business day of a portfolio's next taxable year. For the year ended December 31, 2004, the following Funds incurred, and elected to defer, net capital losses of the following:

                                                              NET CAPITAL LOSSES
--------------------------------------------------------------------------------
Series T                                                           $187,146
================================================================================

The tax character of distributions paid during the fiscal year ended December 31, 2004, were as follows:

                                                             2004
                              -------------------------------------------------------------------
                              DISTRIBUTIONS PAID      DISTRIBUTIONS PAID
                                FROM ORDINARY         FROM NET LONG-TERM      TOTAL DISTRIBUTIONS
FUND                               INCOME               CAPITAL GAINS                PAID
-------------------------------------------------------------------------------------------------
Series T                         $8,213,450                  $--                  $8,213,450
-------------------------------------------------------------------------------------------------
Series M                          1,799,121@                  --                   1,799,121
=================================================================================================

@ $1,791,733 considered tax exempt.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

                               UNDISTRIBUTED         UNDISTRIBUTED LONG-TERM          ACCUMULATED
FUND                          ORDINARY INCOME             CAPITAL GAINS             CAPITAL LOSSES
--------------------------------------------------------------------------------------------------
Series T                          $72,066                    $    --                  $1,682,915
--------------------------------------------------------------------------------------------------
Series M                            3,360                     40,347                      --
==================================================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds' fiscal year ending December 31, 2005.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent differences between book and tax basis reporting for current fiscal year have been identified and appropriately reclassified. Reclassifications for the fiscal year ended December 31, 2004, were as follows:

                                                             2004
                              --------------------------------------------------------------------
                                ACCUMULATED
                               UNDISTRIBUTED                ACCUMULATED                 PAID IN
FUND                          ORDINARY INCOME            NET REALIZED LOSS              CAPITAL
--------------------------------------------------------------------------------------------------
Series T                        $8,240,970                 $(2,615,493)               $(5,625,477)
--------------------------------------------------------------------------------------------------
Series M                             3,339                      (3,339)                    --
==================================================================================================

3. INVESTMENT ADVISORY FEES AND ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global AM" or "Advisor") under which UBS Global AM serves as investment advisor and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. Pursuant to the Advisory Contract, the Funds will not pay a fee to UBS Global AM for investment advisory services provided by UBS Global AM. However, for financial reporting purposes only, the Funds' statements of operations will reflect an imputed unitary fee for investment advisory and administration services provided by UBS Global AM, currently estimated at 0.25% of average net assets per annum, of which all was waived.

UBS Global AM (not the Funds) pays the operating expenses of the Fund.

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 98.68% of Series T's total net assets. Amounts relating to these investments at June 30, 2005 are summarized as follows:

                                                                  NET         CHANGE IN
                                                  SALES        REALIZED     NET UNREALIZED
FUND                             PURCHASES       PROCEEDS        GAIN            GAIN            VALUE
----------------------------------------------------------------------------------------------------------
UBS Corporate Bond
  Relationship Fund             $44,428,000    $17,110,000    $  970,773      $1,936,133      $118,940,987
----------------------------------------------------------------------------------------------------------
UBS U.S. Securitized
  Mortgage Relationship Fund     91,012,000     37,173,000     1,749,423       1,058,738       226,970,425
==========================================================================================================

The Funds had not incurred brokerage commissions with affiliated broker dealers for the six months ended June 30, 2005.

4. PURCHASE AND SALES OF SECURITIES

For the six months ended June 30, 2005, aggregate purchases and sales of portfolio securities, excluding long-term U.S. government securities and short-term investments, were as follows:

FUND                      PURCHASES            SALES PROCEEDS
-------------------------------------------------------------
Series T                $135,440,000            $ 54,283,000
-------------------------------------------------------------
Series M                 242,764,916             154,036,272
=============================================================

--------------------------------------------------------------------------------
24

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. SHARES OF BENEFICIAL INTEREST

For the six months ended June 30, 2005, transactions in shares of beneficial interest for each of the Funds were as follows:

                                         SHARES           NET INCREASE IN
FUND              SHARES SOLD          REPURCHASED      SHARES OUTSTANDING
--------------------------------------------------------------------------
Series T           16,346,869          (7,398,664)           8,948,205
--------------------------------------------------------------------------
Series M            9,173,432          (1,902,626)           7,270,806
==========================================================================

For the year ended December 31, 2004, transactions in shares of beneficial interest for each of the Funds were as follows:

                                         SHARES           NET INCREASE IN
FUND              SHARES SOLD          REPURCHASED      SHARES OUTSTANDING
--------------------------------------------------------------------------
Series T           25,425,646          (3,656,487)           21,769,159
--------------------------------------------------------------------------
Series M           10,086,351          (2,019,730)            8,066,621
==========================================================================

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647-1568.

--------------------------------------------------------------------------------
26

SMA RELATIONSHIP TRUST

BOARD OF TRUSTEES' CONSIDERATION OF THE TRUST'S INVESTMENT ADVISORY AGREEMENTS

At the meeting of the Board of Trustees (the "Board") of SMA Relationship Trust (the "Trust"), held on May 26, 2005 (the "Meeting"), the Board, consisting entirely of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust or UBS Global Asset Management (US) Inc. (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreements (the "Advisory Agreements") between the Trust and the Advisor for Series T and Series M (each a "Fund," and together, the "Funds"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreements. The Independent Trustees met with their independent counsel on May 25, 2005 to discuss the materials provided to them in response to the information request, including materials prepared by the Advisor, as well as reports prepared by Lipper Analytical Services, Inc. ("Lipper Reports"), an independent statistical compilation company, providing comparative performance for the Funds. The Board also made reference to information and material that had been provided to the Independent Trustees throughout the year at quarterly Board meetings and other issues related to the continuation of the Advisory Agreements.

At the Meeting, the Board considered a number of factors in connection with their deliberations concerning the continuation of the Advisory Agreement for each Fund, including: (i) the nature, extent and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

NATURE, EXTENT AND QUALITY OF SERVICES In considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed the material presented by the Advisor describing the various services provided to the Fund. The Board noted that in addition to investment management services, the Advisor provides the Fund with operational, legal and compliance support. The Board also considered the scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Fund. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for the Funds and the

--------------------------------------------------------------------------------

SMA RELATIONSHIP TRUST

Advisor's other investment management clients. The Board also evaluated the Advisor's portfolio management process and reviewed the information concerning the process that had been provided by the Advisor in advance of the Meeting.
The Board noted that various presentations had been made by investment personnel at Board meetings throughout the year concerning the Funds' investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor provides to the Funds under other agreements with the Trust including underwriting services and administration services. In connection with the non-investment management services, the Board also considered the quarterly reports that the Advisor provides to the Board throughout the year pertaining to brokerage commissions, soft dollars and portfolio valuations, among others. The Board also discussed the compliance program for the Advisor and its affiliates, including the Advisor's compliance with its code of ethics, trade allocation procedures and best execution procedures. After analyzing the services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of each Fund, and met the needs of the Fund's shareholders.

PERFORMANCE In evaluating the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer universe for the one-year and since inception periods. In reviewing the Lipper Reports, the Board noted that Series M appeared in the second and third performance quintiles for the one-year and since inception periods, respectively and that Series T appeared in the first quintile for both the one-year and since inception periods. After analyzing the performance for each Fund, the Board determined that the performance of each Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of each Fund and the expectations of the shareholder base.

COSTS AND EXPENSES The Board noted that the Funds do not pay advisory fees to the Advisor under the Advisory Agreements and that the Advisor assumes all the ordinary operating expenses for the Funds.

PROFITABILITY In considering the profitability of the Funds to the Advisor and its affiliates, the Board noted that neither the Advisor nor its affiliates receive any compensation for providing advisory or administrative services to the Funds. The Board also considered "fall-out" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Funds; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Funds, including the investment by wrap fee clients in the Funds as a means to deliver certain investment styles and the research services available to the Advisor through soft dollar brokerage commissions.
The Independent Trustees also considered the ancillary benefits received by the Advisor's affiliates, UBS Securities LLC and UBS AG, in the form of

--------------------------------------------------------------------------------
28

SMA RELATIONSHIP TRUST

commissions for executing securities transactions for the Funds. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to each Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

ECONOMIES OF SCALE The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Fund was not charged an advisory fee under its Advisory Agreement.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
30

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
32

TRUSTEES

Frank K. Reilly                                    Edward M. Roob
Chairman
                                                   J. Mikesell Thomas
Walter E. Auch

Adela Cepeda

PRINCIPAL OFFICERS

W. Douglas Beck                                    Joseph T. Malone
President                                          Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Funds for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

[LOGO OF UBS] UBS

              UBS GLOBAL ASSET MANAGEMENT (US) INC.
              51 West 52nd Street
              New York, NY 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter E. Auch, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: September 7, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: September 7, 2005
      -----------------

By:   /s/ Joseph T. Malone
      --------------------
      Joseph T. Malone
      Treasurer & Principal Accounting Officer

Date: September 7, 2005
      -----------------